Document and Entity Information	12 Months Ended
Oct. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2021
Entity File Number	001-40258
Entity Registrant Name	HIGH TIDE INC.
Entity Incorporation, State or Country Code	A0
Entity Primary SIC Number	5990
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Unit 112, 11127
Entity Address, Adress Line Two	15 Street N.E
Entity Address, City or Town	Calgary
Entity Address State Or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T3K 2M4
City Area Code	403
Local Phone Number	770-9435
Title of 12(b) Security	Common Shares
Trading Symbol	HITI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	54,360,028
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001847409
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	CCS Global Solutions, Inc
Entity Address, Address Line One	530 Seventh Avenue
Entity Address, Adress Line Two	Suite 508
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	800
Local Phone Number	300-5067